Earnings Per Common Share (Reconciliation Of The Numerator And Denominator Of Earnings (Loss) Per Common Share) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 28, 2014		Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013		Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Net income (loss) attributable to Company common shareholders	$ (315.4)		$ 13.8	$ 5.7	$ 8.2	$ (45.8)		$ (15.7)	$ (22.9)	$ 17.7	$ 24.9	$ (18.1)		$ 4.0		$ 54.5
Less: Net income allocated to participating securities	0	[1]				0	[1]					0.1	[2]	0	[2]	0	[2]
Net income (loss) for basic EPS computations	(315.4)	[3]				(45.8)	[3]					(18.2)	[3]	4.0	[3]	54.5	[3]
Weighted average shares outstanding for basic EPS computation	49.1	[4]				49.7	[4]					49.4	[4],[5]	49.7	[4],[5]	51.9	[4],[5]
Earnings (loss) per common share - basic	$ (6.42)	[6]	$ 0.28	$ 0.11	$ 0.17	$ (0.92)	[6]	$ (0.32)	$ (0.46)	$ 0.36	$ 0.50	$ (0.37)	[5]	$ 0.08	[5]	$ 1.05	[5]
Net income (loss) attributable to Company common shareholders	(315.4)		13.8	5.7	8.2	(45.8)		(15.7)	(22.9)	17.7	24.9	(18.1)		4.0		54.5
Add: Preferred stock dividends on convertible stock	0					0						0		0.3		0.3
Net income (loss) for diluted EPS computation	$ (315.4)	[3]	$ 13.9	$ 5.8	$ 8.3	$ (45.8)	[3]	$ (15.7)	$ (22.8)	$ 17.8	$ 25.0	$ (18.1)	[3]	$ 4.3	[3]	$ 54.8	[3]
Weighted average shares outstanding including nonvested shares	49.1	[4]				49.7	[4]					49.4	[4],[5]	49.7	[4],[5]	51.9	[4],[5]
Dilutive effect of convertible bonds												0		0		0.6
Dilutive effect of stock options and restricted stock units												0		1.0		0.8
Dilutive effect of assumed conversion of preferred stock												0		0.4		0.4
Weighted average shares outstanding for diluted EPS computation	49.1	[4]				49.7	[4]					49.4	[4]	51.1	[4]	53.7	[4]
Earnings (loss) per common share - assuming dilution	$ (6.42)		$ 0.27	$ 0.11	$ 0.16	$ (0.92)		$ (0.32)	$ (0.46)	$ 0.35	$ 0.49	$ (0.37)		$ 0.08		$ 1.02

[1]	Outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends are considered participating securities in undistributed earnings in the calculation above; however, the effect rounded to $0.0 million in the three months ended March 28, 2014 and March 29, 2013.
[2]	Outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends are considered participating securities in undistributed earnings in the calculation above.
[3]	Numerator
[4]	Denominator
[5]	Under the two class method, Earnings per share - basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
[6]	Under the two-class method, earnings (loss) per share - basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).